Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of Significant Financial Liabilities and Other Liabilities	The following table summarizes the expected maturity of the Company’s significant financial liabilities and other liabilities based on the remaining period from the balance sheet date to the contractual maturity date:
	Payments by period
As at December 31, 2023	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total	Carrying Value
Accounts payable and accrued liabilities	$4,510,757	$-	$-	$-	$4,510,757	$4,510,757
Deposit payable	-	1,486,184	-	-	1,486,184	1,486,184
Lease liabilities	151,286	316,325	54,024	-	521,635	447,514
Mortgage payable	400,500	-	-	-	400,500	389,064
Loan payable	253,630	356,710	-	-	610,340	610,340
	$5,316,173	$2,159,219	$54,024	$-	$7,529,416	$7,443,859

	Payments by period
As at December 31, 2022	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total	Carrying Value
Accounts payable and accrued liabilities	$2,345,175	$-	$-	$-	$2,345,175	$2,345,175
Amount owing to Northern Data	322,099	-	-	-	322,099	322,099
Deposit payable	-	511,000	-	-	511,000	511,000
Lease liabilities	146,880	307,111	214,524	-	668,515	547,471
Mortgage payable	534,000	400,500	-	-	934,500	877,127
	$3,348,154	$1,218,611	$214,524	$-	$4,781,289	$4,602,872
	Payments by period
	Less than			More than		Carrying
As at December 31, 2021	1 year	1-3 years	4-5 years	5 years	Total	Value
Accounts payable and accrued liabilities	$2,272,850	$-	$-	$-	$2,272,850	$2,272,850
Amount owing to Northern Data	2,940,412	-	-	-	2,940,412	2,940,412
Deposit payable	-	1,788,500	-	-	1,788,500	1,788,500
	$5,213,262	$1,788,500	$-	$-	$7,001,762	$7,001,762